UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number: N/A
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Capital Management LLC
Address:  277 Park Avenue, 26th Floor
          New York, NY 10172


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Newburger
Title:     Senior Managing Director
Phone:     212-350-5161

Signature, Place, and Date of Signing:

/s/ Barry Newburger               New York, NY            2/14/2000
-------------------------------  ----------------  -----------------------------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       117

Form 13F Information Table Value Total:     260,866
                                          ----------
                                          (thousands)
List of Other Included Managers:

 No.       13F File Number         Name

 01                                Avery Advisors LLC

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
              Column 1          Column 2          Column 3 Column 4     Column 5           Column 6  Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                Title of                      Value  SHRS or   SH/ Put/  Investment   Other      Voting Authority
           Name of Issuer        Class              Cusip   (x1000)  PRN AMT   PRN Call  Discretion Managers   Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.    CL A               6848105    1810    27,584     sh        Sole               Sole
Adforce Inc.                     common             6867105    2250    31,519     sh        Sole               Sole
Adforce Inc.                     common             6867105    2982    41,781     sh      Defined      01      Sole
Air Express Int'l Corp.          common             9104100     973    30,100     sh        Sole               Sole
Air Express Int'l Corp.          common             9104100    1289    39,900     sh      Defined      01      Sole
Aironet Wireless Comm            common           00943A107    2016    30,186     sh        Sole               Sole
Aironet Wireless Comm            common           00943A107    2672    40,014     sh      Defined      01      Sole
Allstate Corp.                   common            20002101    1295    53,957     sh        Sole               Sole
Alza Corp. Del                   common            22615108     223     6,450     sh        Sole               Sole
Alza Corp. Del                   common            22615108     296     8,550     sh      Defined      01      Sole
AMFM Inc                         common             1693100    3308    42,269     sh        Sole               Sole
AMFM Inc                         common             1693100    4384    56,031     sh      Defined      01      Sole
Associated Group Inc.            CL A              45651106    2718    29,788     sh        Sole               Sole
Associated Group Inc.            CL A              45651106    3459    37,912     sh      Defined      01      Sole
Associated Group Inc.            CL B              45651205     518     5,632     sh        Sole               Sole
Associated Group Inc.            CL B              45651205     659     7,168     sh      Defined      01      Sole
Burlington Res Inc.              common           122014103    2118    64,075     sh        Sole               Sole
C-Cube Microsystems Inc.         common           125015107     268     4,300     sh        Sole               Sole
C-Cube Microsystems Inc.         common           125015107     355     5,700     sh      Defined      01      Sole
Capital Re Corp.                 common           140432105    2118   148,221     sh        Sole               Sole
Capital Re Corp.                 common           140432105    2828   196,479     sh      Defined      01      Sole
Catherines Stores Corp.          common           14916F100     903    43,000     sh        Sole               Sole
Catherines Stores Corp.          common           14916F100    1197    57,000     sh      Defined      01      Sole
CBS Corp.                        common           12490K107    6803   106,393     sh        Sole               Sole
CBS Corp.                        common           12490K107    4045    63,270     sh      Defined      01      Sole
Charter One Finl Inc.            common           160903100     644    33,653     sh        Sole               Sole
Clarify Inc.                     common            18049100    2167    17,200     sh        Sole               Sole
Clarify Inc.                     common            18049100    2873    22,800     sh      Defined      01      Sole
Columbia Energy Group            common           197648108    1904    30,100     sh        Sole               Sole
Columbia Energy Group            common           197648108    2524    39,900     sh      Defined      01      Sole
Conoco Inc.                      CL B             208251405     955    38,400     sh        Sole               Sole
Conoco Inc.                      CL B             208251405    1035    41,600     sh      Defined      01      Sole



DII Group Inc.                   common           232949107    2441    34,400     sh        Sole               Sole
DII Group Inc.                   common           232949107    3236    45,600     sh      Defined      01      Sole
Dime Bancorp. Inc. New           common           25429Q102    2657   175,698     sh        Sole               Sole
Dime Bancorp. Inc. New           common           25429Q102    3523   232,902     sh      Defined      01      Sole
Doubleclick Inc.                 common           2586D9304    6629    26,195     sh        Sole               Sole
Eastern Enterprises              common           27637F904      88    11,400    sh/c     Defined      01      Sole
Fifth Third Bancorp              common           316773100    1834    25,000     sh        Sole               Sole
First Sec Corp. Del              common           336294103    3338   130,752     sh        Sole               Sole
First Sec Corp. Del              common           336294103    4354   170,548     sh      Defined      01      Sole
First Un Corp                    common           337358105    1323    40,314     sh        Sole               Sole
Firstar Corp New Wis             common           33763V109    3399   160,891     sh        Sole               Sole
FleetBoston Finl Corp.           common           339030108    1724    49,518     sh        Sole               Sole
Flycast Communications Corp.     common           344067103    6654    51,213     sh        Sole               Sole
Flycast Communications Corp.     common           344067103    5858    45,087     sh      Defined      01      Sole
Foremost Corp. of America        common           345469100    1434    50,525     sh        Sole               Sole
Foremost Corp. of America        common           345469100    1900    66,975     sh      Defined      01      Sole
General Instr Corp Del           common           370120107    6576    77,662     sh        Sole               Sole
General Instr Corp Del           common           370120107    8648   102,138     sh      Defined      01      Sole
Genesys Telecommunications Labs  common           371931106    1161    21,500     sh        Sole               Sole
Genesys Telecommunications Labs  common           371931106    1539    28,500     sh      Defined      01      Sole
Grand Premier Fin'l Inc.         common           386174106     184    12,427     sh        Sole               Sole
Grand Premier Fin'l Inc.         common           386174106     244    16,473     sh      Defined      01      Sole
GTE Corp.                        common           362320103    3034    43,000     sh        Sole               Sole
GTE Corp.                        common           362320103    4022    57,000     sh      Defined      01      Sole
Health Care Ppty Invs. Inc.      common           421915109     638    26,739     sh        Sole               Sole
Howmet International             common           443208103     388    21,500     sh        Sole               Sole
Howmet International             common           443208103     515    28,500     sh      Defined      01      Sole
Illinois Tool Works Inc.         common           452308109    1353    20,026     sh        Sole               Sole
Infinity Broadcasting CP New     CL A             45662S102    1017    28,110     sh        Sole               Sole
Isocor                           common           464902105    2338    53,750     sh        Sole               Sole
Isocor                           common           464902105    3099    71,250     sh      Defined      01      Sole
Jones Intercable Inc.            CL A             480206200    4227    60,980     sh        Sole               Sole
Jones Intercable Inc.            CL A             480206200    5477    79,020     sh      Defined      01      Sole
JSB Financial Inc.               common           46624M100    1220    23,521     sh        Sole               Sole
JSB Financial Inc.               common           46624M100    1617    31,179     sh      Defined      01      Sole
Kimberly Clark Corp.             common           494368103    1684    25,807     sh        Sole               Sole
Ladd Furniture Inc.              COM PAR $0.30    505739201     545    27,616     sh        Sole               Sole
Ladd Furniture Inc.              COM PAR $0.30    505739201     707    35,784     sh      Defined      01      Sole
Lucent Technologies Inc          common           549463107    2489    33,265     sh        Sole               Sole
Mediaone Group Inc.              common           58440J104    5254    68,400     sh        Sole               Sole



Mediaone Group Inc.              common           58440J104    7021    91,400     sh      Defined      01      Sole
Micro Whse Inc.                  common           59501B105     318    17,200     sh        Sole               Sole
Micro Whse Inc.                  common           59501B105     422    22,800     sh      Defined      01      Sole
Midamerican Energy Hldgs. New    common           59562V107    3481   103,329     sh        Sole               Sole
Midamerican Energy Hldgs. New    common           59562V107    4614   136,971     sh      Defined      01      Sole
Millennium Pharmaceuticals Inc.  common           599902103     451     3,695     sh        Sole               Sole
Multex Com Inc.                  common           625367107    1123    29,845     sh        Sole               Sole
Omnipoint Corp.                  common           68212D102    3112    25,800     sh        Sole               Sole
Omnipoint Corp.                  common           68212D102    4125    34,200     sh      Defined      01      Sole
Optical Coating Lab Inc.         common           683829105    6071    20,511     sh        Sole               Sole
Optical Coating Lab Inc.         common           683829105    8048    27,189     sh      Defined      01      Sole
Pierce Leahy Corp.               common           720722107    1776    41,065     sh        Sole               Sole
Pierce Leahy Corp.               common           720722107    2354    54,435     sh      Defined      01      Sole
Pimco Advisors Hldgs LP          UT LTD PART INT  69338P102    1053    27,950     sh        Sole               Sole
Pimco Advisors Hldgs LP          UT LTD PART INT  69338P102    1396    37,050     sh      Defined      01      Sole
Pittway Corp. Del                CL A             725790208    1542    34,400     sh        Sole               Sole
Pittway Corp. Del                CL A             725790208    2043    45,600     sh      Defined      01      Sole
Prime Bancshares Inc. Texas      common           74157H108    1354    56,411     sh        Sole               Sole
Prime Bancshares Inc. Texas      common           74157H108    1526    63,589     sh      Defined      01      Sole
Qwest Communications Intl Inc.   common           7491219D3     135    22,500    sh/c       Sole               Sole
Qwest Communications Intl Inc.   common           7491219D3     165    27,500    sh/c     Defined      01      Sole
Reliance Bancorp Inc.            common           759451107    1486    43,070     sh        Sole               Sole
Reliance Bancorp Inc.            common           759451107    1964    56,930     sh      Defined      01      Sole
Republic NY Corp                 common           760719104    2758    38,300     sh        Sole               Sole
Republic NY Corp                 common           760719104    3362    46,700     sh      Defined      01      Sole
Sara Lee Corp                    common           803111103     493    22,365     sh        Sole               Sole
Shire Pharmaceuticals Grp. PLC   Sponsored ADR    82481R106     651    22,535     sh        Sole               Sole
TJ Intl. Inc.                    common           872534102     964    22,961     sh        Sole               Sole
TJ Intl. Inc.                    common           872534102    1262    30,039     sh      Defined      01      Sole
Total Fina S A                   Sponsored ADR    89151E109    2188    31,600     sh        Sole               Sole
Union Carbide Corp.              common           905581104    1545    23,146     sh        Sole               Sole
Union Carbide Corp.              common           905581104    2026    30,354     sh      Defined      01      Sole
US Bancorp Del                   common           902973106     397    16,664     sh        Sole               Sole
US West Inc. New                 common           91273H101    3149    43,735     sh        Sole               Sole
US West Inc. New                 common           91273H101    3749    52,065     sh      Defined      01      Sole
UST Corp.                        common           902900109    1365    43,000     sh        Sole               Sole
UST Corp.                        common           902900109    1810    57,000     sh      Defined      01      Sole
Viasoft Inc.                     common           92552U102      75    13,100     sh        Sole               Sole
Viasoft Inc.                     common           92552U102      99    17,400     sh      Defined      01      Sole
Warner Lambert Co.               common           934488107     708     8,643     sh        Sole               Sole



Warner Lambert Co.               common           934488107     939    11,457     sh      Defined      01      Sole
Westwood One Inc                 common           961815107    1984    26,110     sh        Sole               Sole
Weyerhaeuser Co.                 common           962166104    2088    29,075     sh        Sole               Sole
White Cap Inds Corp.             common           963505102     761    50,749     sh        Sole               Sole
White Cap Inds Corp.             common           963505102     956    63,751     sh      Defined      01      Sole

                                                 TOTALS:     260866 A  5436286